SUBSEQUENT EVENTS (Details Narrative) - Non Adjusting Event [Member]	1 Months Ended
Aug. 26, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Equity method investment, shares owned | shares	358,996
Payment to acquire interest | $	$ 341,046
Ownership percentage	10.00%